Commitments and contingencies - Open tax procedures - l (Details) - Twenty-Second Administrative Litigation Court - Year 2008 [Member]		1 Months Ended
	Jan. 31, 2020 PEN (S/)	Dec. 31, 2019	Apr. 30, 2019 PEN (S/)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Jan. 31, 2020 USD ($)	Apr. 30, 2019 USD ($)
Disclosure of Commitments and contingencies [Line Items]
Percentage of injunction of tax debt	60.00%		60.00%
Letters of guarantee outstanding, amount			S/ 511,030,000				$ 141,013,000
Validity of letter of guarantee			12 months
Tax debt	S/ 892,682,000					$ 246,325,000
New guarantee contract
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee outstanding, amount				S/ 535,609,000	$ 147,795,000
Validity of letter of guarantee		12 months